INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

(a)	Tax rate reconciliation

Income taxes encompass the income tax and the social contribution in Brazil. The income tax rate is 25% and the social contribution rate is 9%, an aggregate nominal tax rate of 34%. Income tax expense attributable to income (loss) from continuing operations was an income tax benefit of R$145,226 for the nine months ended September 30, 2018, and an income tax benefit of R$46,041 for the nine months ended September 30, 2017, respectively.

Income tax (expense) benefit attributable to income from continuing operations consists of:

	09/30/2018	09/30/2017
Income tax and social contribution
Current tax (expense)	60,869	(755,139)
Deferred tax (expense) benefit	84,357	801,180

Total	145,226	46,041

The tax rate reconciliation from continuing operation consists of the following:

	09/30/2018	09/30/2017
Income (loss) before taxes (i)	28,919,068	(1,022,751)
Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	(9,832,483)	347,735
Valuation allowance (ii)	(3,912,885)	11,068
Tax effects of permanent additions and nondeductible expenses	(391,724)	(362,413)
Tax effects of permanent exclusions (iii)	15,224,796	24,532
Tax effects of differentiated tax rates	(946,026)	—
Tax incentives (basically, operating income)	8,254	24,579
Other	(4,706)	540
Income tax and social contribution effect on profit or loss	145,226	46,041

(i)	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:

	09/30/2018
	Brazil	Foreign operations	Total
Profit (loss) before income taxes	39,522,275	(10,603,207)	28,919,068
Income tax benefit	99,926	45,300	145,226
Current tax (expense)	67,912	(7,043)	60,869
Deferred tax (expense) benefit	32,014	52,343	84,357

	09/30/2017
	Brazil	Foreign operations	Total
Profit (loss) before income taxes	(409,424)	(613,327)	(1,022,751)
Income tax (expense)	52,775	(6,734)	46,041
Current tax (expense)	(745,427)	(9,712)	(755,139)
Deferred tax (expense) benefit	798,203	2,977	801,180

(ii)	Refers to the increase (decrease) in the valuation allowance related to the deferred tax asset.

(iii)	The main permanent deduction tax effects are represented by the restructuring of the liabilities included in the Reorganization Judicial Plan.

(b)	Significant components of current and deferred taxes

	ASSETS
	09/30/2018	12/31/2017
Current recoverable taxes
Recoverable income tax (IRPJ)	362,750	565,725
Recoverable social contribution (CSLL)	89,003	135,348
IRRF/CSLL—withholding income taxes	183,081	422,437

Total current	634,834	1,123,510

	09/30/2018	12/31/2017
Deferred taxes assets
Other temporary differences	6,344,898	8,854,946
Tax loss carryforwards	12,300,238	5,752,241

Total deferred taxes assets	18,645,136	14,607,187
Other intangibles	(2,197,511)	(2,428,128)
Pension plan assets	(358,073)	(333,899)
Other temporary diferences	(1,340,945)	(1,073,293)
Total deferred tax liabilities	(3,896,529)	(3,835,320)

Valuation allowance	(15,182,127)	(11,269,242)

Total deferred taxes, net	(433,520)	(497,375)

Movements in deferred tax assets and liabilities

The table below does not consider the roll forward of the deferred tax asset from held-for-sale companies:

	Balance at 12/31/2017	Recognized in continuing operations	Add-backs/ Offsets	Balance at 09/30/2018
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	4,235,797	(2,906,414)	—	1,329,383
Allowance for doubtful accounts	693,315	68,682	—	761,997
Profit sharing	101,993	(50,419)	—	51,574
Foreign exchange differences	1,062,308	484,831	—	1,547,139
Merged goodwill	1,922,367	(174,144)	—	1,748,223
Other temporary items	839,166	67,416	—	906,582
Tax loss carryforwards
Tax loss carryforwards	5,752,241	6,784,342	(236,345)	12,300,238
Total deferred taxes assets	14,607,187	4,274,294	(236,345)	18,645,136
Other intangibles	(2,428,128)	230,617	—	(2,197,511)
Pension plan assets	(333,899)	(24,174)	—	(358,073)
Other temporary differences	(1,073,293)	(535,840)	268,188	(1,340,945)

Total deferred tax liabilities	(3,835,320)	(329,397)	268,188	(3,896,529)
Valuation allowance	(11,269,242)	(3,912,885)	—	(15,182,127)

Total net deferred tax	(497,375)	32,012	31,843	(433,520)

9.       INCOME TAXES

(a)	Tax rate reconciliation

Income taxes encompass the income tax and the social contribution in Brazil. The income tax rate is 25% and the social contribution rate is 9%, an aggregate nominal tax rate of 34%. Income tax expense attributable to income (loss) from continuing operations was an income tax benefit of R$350,987 for the year ended December 31, 2017, and an income tax expenses of R$2,245,113 and R$3,379,928 for the years ended December 31, 2016 and 2015, respectively.

Total income taxes for the years ended December 31, 2017, 2016 and 2015 were allocated as follows:

	2017	2016	2015 restated
Income (loss) from continuing operations	350,987	(2,245,113)	(3,379,928)
Loss from discontinued operations		—	(327,115)

Total income tax (expense) benefit recognized in earnings	350,987	(2,245,113)	(3,707,043)

Income tax (expense) recognized in other comprehensive income	32,157		(194,020)

Income tax (expense) benefit attributable to income from continuing operations consists of:

	2017	2016	2015 restated
Income tax and social contribution
Current tax (expense)	(906,080)	(712,814)	(781,576)
Deferred tax (expense) benefit	1,257,067	(1,532,299)	(2,598,352)

Total	350,987	(2,245,113)	(3,379,928)

The tax rate reconciliation from continuing operation consists of the following:

	2017	2016	2015
Income (loss) before taxes (i)	(4,378,648)	(13,434,628)	(6,547,115)
Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	1,488,740	4,567,774	2,226,019
Valuation allowance (ii)	(1,134,511)	(4,048,859)	(5,170,681)
Effect of foreign tax rate differential (iii)	(23,063)	(12,574)	(106,388)
Tax effects of nondeductible expenses (iv)	(92,831)	(2,892,381)	(268,989)
Tax effects of tax-exempt income (iv)	373,321	121,546	114,052
Tax incentives (basically, operating income) (v)	14,007	21,121	7,332
Tax amnesty program (vi)	(274,529)	—	(165,676)
Other	(147)	(1,740)	(15,597)

Income tax and social contribution effect on profit or loss	350,987	(2,245,113)	(3,379,928)

(i)	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows:

	2017
	Brazil	Foreign operations	Total
Loss before income taxes	(3,115,832)	(1,262,816)	(4,378,648)
Income tax benefit	311,895	39,092	350,987
Current tax (expense)	(893,031)	(13,049)	(906,080)
Deferred tax (expense) benefit	1,204,926	52,141 (*)	1,257,067

(*)	The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale.

	2016
	Brazil	Foreign operations	Total
Loss before income taxes	(12,402,406)	(1,032,222)	(13,434,628)
Income tax (expense)	(2,054,234)	(190,879)	(2,245,113)
Current tax (expense)	(521,773)	(191,041)	(712,814)
Deferred tax (expense) benefit	(1,532,461)	162	(1,532,299)

	2015
	Brazil	Foreign operations	Total
Loss before income taxes	(5,650,150)	(896,965)	(6,547,115)
Income tax (expense)	(3,191,187)	(188,741)	(3,379,928)
Current tax (expense)	(589,090)	(192,486)	(781,576)
Deferred tax (expense) benefit	(2,602,097)	3,745	(2,598,352)

(ii)	Refers to the increase in the valuation allowance related to the deferred tax assets in 2017, 2016, and 2015.
(iii)	Refers to the effects of the difference between the applicable tax rate in Brazil and the tax rates applicable to other Group companies located abroad.
(iv)

The main effects of nondeductible expenses refers to: (1) the effects of the adjustments of debt obligations due to the filing of the Bankruptcy Petitions and based on the Plan of R$26 million (R$1.860 million in 2016); (2) the impairment of Unitel available-for-sale investment which is not tax deductible in the amount of R$90 million (R$371 million in 2016 and R$152 million in 2015) (Note 24), and (3) the impairment of goodwill and trademarks for the Telecommunication services in Brazil and impairment of goodwill related to África, which is not tax deductible in the amount of R$16 million (R$77 million in 2016 and R$91 million in 2015).

(v)

These tax incentives correspond mainly to a 75% reduction in the current tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brazil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.

(vi)

Refers to a tax position taken in prior periods which were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would more-likely-than-not of being sustained, it was decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30th, 2015, excluding tax debts that are subject to tax installment payments.

In order to enroll, tax payers were requested to resign their litigation rights with respect to the settled debt amount and pay at least 30% of their outstanding consolidated tax debt accrued through June 30th, 2015 in cash. The remaining 70% of the debt would be settled with tax loss carryforwards. Apart from the initial 30% down payment, no guarantees or collateral is needed.

The Company has submitted its application for PRORELIT to settle several tax debts. Nevertheless, tax authorities have a five years term to ratify the amounts of tax loss carryforwards utilized by taxpayers.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the year ended December 31, 2015 as follows:

	2017	2015
Balance, beginning of year	—	84,650
Increase related to prior year tax position	274,529	165,676
Settlements	(274,529)	(250,326)
Balance, end of year

In 2017 the Company recognized in current tax the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT).

(b)	Significant components of current and deferred taxes

	ASSETS
	2017	2016
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	565,725	390,809
Recoverable social contribution (CSLL) (i)	135,348	168,133
IRRF/CSLL—withholding income taxes (ii)	422,437	983,227

Total current	1,123,510	1,542,169

	2017	2016
Deferred taxes assets
Other temporary differences (iii)	8,854,946	8,849,961
Tax loss carryforwards (iv)	5,752,241	4,956,994

Total deferred taxes assets	14,607,187	13,806,955

Other intangibles	(2,428,128)	(2,707,265)
Pension plan assets	(333,899)	(316,060)
Other temporary diferences (v)	(1,073,293)	(1,324,904)

Total deferred tax liabilities	(3,835,320)	(4,348,229)

Valuation allowance (iii)	(11,269,242)	(10,134,731)

Total deferred taxes, net	(497,375)	(676,005)

(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
(ii)

Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.

(iii)

For the year ended December 31, 2017, total valuation allowance increased from R$10,134,731 (6,239,713 in 2015) to R$11,269,242, reflecting a net change in the valuation allowance totaling R$1,134,511 recognized for the companies that, as of December 31, 2017, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

(iv)

The tax loss carryfowards of approximately R$16,918,355 corresponding to R$5,752,241 million of deferred tax assets, do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.

(v)	Refer mainly the tax effects of foreign exchange liabilities, inflation adjustments of judicial deposits and tax incentives.

Movements in deferred tax assets and liabilities

The table below do not consider the rollforward of the deferred tax asset from held-for-sale companies:

	Balance at 2016	Recognized in continuing operations	Other comprehensive income	Add-backs/ Offsets (*)	Balance at 2017
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	3,827,131	408,666			4,235,797
Allowance for doubtful accounts	654,624	38,691			693,315
Profit sharing	22,304	79,689			101,993
Foreign exchange differences	1,062,308	—			1,062,308
Other temporary differences	2,037,477	(383,604)			1,653,873
License	1,246,117	(138,457)			1,107,660
Tax loss carryforwards
Tax loss carryforwards	4,956,994	1,853,701		(1,058,454)	5,752,241

Total deferred taxes assets	13,806,955	1,858,686	—	(1,058,454)	14,607,187

Other intangibles	(2,707,265)	279,137			(2,428,128)
Pension plan assets	(316,060)	(49,996)	32,157		(333,899)
Other temporary differences	(1,324,904)	251,611			(1,073,293)

Total deferred tax liabilities	(4,348,229)	480,752	32,157		(3,835,320)

Valuation allowance	(10,134,731)	(1,134,511)	—		(11,269,242)

Total net deferred tax	(676,005)	1,204,927	32,157	(1,058,454)	(497,375)

(*)

This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 17). R$208,642 refers to the utilization of tax loss carryforwards for Income Tax and R$849,812 refers to utilization of tax loss carryforwards for non-income tax.

	Balance at 2015	Recognized in continuing operations	Other comprehensive income	Balance at 2016
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	1,539,343	2,287,788		3,827,131
Allowance for doubtful accounts	658,870	(4,246)		654,624
Profit sharing	64,243	(41,939)		22,304
Foreign exchange differences	1,778,361	(716,053)		1,062,308
Hedge accounting	207,608		(207,608)	—
Other temporary differences	1,590,285	447,192		2,037,477
License	1,384,574	(138,457)		1,246,117

Tax loss carryforwards

Tax loss carryforwards	4,134,378	822,616		4,956,994

Total deferred taxes assets	11,357,662	2,656,901	(207,608)	13,806,955

Other intangibles	(3,047,832)	340,567		(2,707,265)
Pension plan assets	(299,574)	(70,253)	53,767	(316,060)
Other temporary differences	(914,086)	(410,818)		(1,324,904)

Total deferred tax liabilities	(4,261,492)	(140,504)	53,767	(4,348,229)

Valuation allowance	(6,239,713)	(4,048,859)	153,841	(10,134,731)

Total net deferred tax	856,457	(1,532,462)		(676,005)

On June 20, 2016, the Company filed a request for judicial reorganization, which was granted by the RJ Judge on June 29, 2016 (Note 1—Judicial Reorganization). Even though there are no indications in this regard, this circumstance indicates the existence of significant uncertainty that may affect the Oi Companies’ ability to continue as going concern basis. Due to the aforementioned conditions and circumstances the Company adjusted its recognition criteria for deferred income tax for the year 2016.